UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

Amendment No. 1
ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 19, 2007 to December 17, 2007

Commission File Number of issuing entity: 333-129844-06

LB-UBS COMMERCIAL MORTGAGE TRUST 2007-C2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-129844

STRUCTURED ASSET SECURITIES CORPORATION II
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc. and UBS Real Estate Investments Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

35-2314093
35-2314096
35-2314097
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Classes A-1, A-2, A-3, A-AB, A-1A, A-M, A-J, B, C, D, E, F, X-CP, and X-W.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Attached as Exhibit 99.1 is the monthly distribution report for the period referenced above, delivered by the trustee to the holders of LB-UBS Commercial Mortgage Trust 2007-C2, Commercial Mortgage Pass-Through Certificates, Series 2007-C2, pursuant to the pooling and servicing agreement dated April 11, 2007 (the “Pooling and Servicing Agreement”), among the depositor, Wachovia Bank, National Association, as master servicer, LNR Partners, Inc., as special servicer and LaSalle Bank National Association, as trustee.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
With  respect to the Tishman Speyer DC Portfolio II Mortgage Loan, basedon financial information provided by the Tishman Speyer DC Portfolio IIMortgage Loan Mortgagors, the aggregate net operating income for thenine months ended September 30, 2007 for the Tishman Speyer DC Portfolio II Mortgaged Properties was $32,029,860.

With  respect to the One Alliance Center Mortgage Loan, based onfinancial information provided by the One Alliance Center Mortgage LoanMortgagor, the  net operating ncome for the nine months ended September30, 2007 for the One Alliance Center Mortgaged Property was $10,822,215.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.

(a)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above.  The date and time stamp on the attached monthly distribution report is 14-Dec-2007 - 16:15.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Asset Securities Corporation II

Date:	February 20, 2007	/s/ David Nass
By: David Nass
Title: Senior Vice President